Uncategorized Items
[us-gaap_CommonStockParOrStatedValuePerShare]	0.001
[us-gaap_ConversionOfStockSharesConverted1]		198.27
[us-gaap_ConversionOfStockSharesIssued1]			547,707
[us-gaap_PreferredStockParOrStatedValuePerShare]				0.001